UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended         September 30, 2007

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            October 26, 2007

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      81

 Form 13F Information Table Value Total:      $    1,393,680
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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

        COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4    COLUMN 5           COLUMN 6       COLUMN 7  COLUMN 8
    NAME OF ISSUER       TITLE OF CLASS   CUSIP  VALUE IN    SHARES/PRN SH/ PUT/ INVSTM         OTHER    VOTING
                                                   000's      AMOUNT    PRN CALL DISCRETN       MANAGERS AUTHORITY
                                                                                 SOLESHAREDNONE

 3M COMPANY                  COM       88579Y101  14,973      160,000   SH       SOLE          160,000
 ABBOTT LABS                 COM       002824100  17,158      320,000   SH       SOLE          320,000
 ADVANCED MEDICAL OPTICS     COM       00763M108   9,942      325,000   SH       SOLE          325,000
 AIR PRODUCTS & CHEMICALS    COM       009158106  22,485      230,000   SH       SOLE          230,000
 ALLTEL CORP.                COM       020039103   2,787       40,000   SH       SOLE          40,000
 AMBAC FINANCIAL GROUP       COM       023139108  12,582      200,000   SH       SOLE          200,000
 AMERICAN INT'L GROUP INC    COM       026874107  33,825      500,000   SH       SOLE          500,000
 AQUA AMERICA, INC.          COM       03836W103  11,317      499,000   SH       SOLE          499,000
 AT&T CORP                   COM       00206R102  16,924      400,000   SH       SOLE          400,000
 AUTOMATIC DATA PROCESSIN    COM       053015103  13,779      300,000   SH       SOLE          300,000
 AVON PRODUCTS               COM       054303102  15,703      418,400   SH       SOLE          418,400
 BANK OF AMERICA             COM       060505104  35,692      710,000   SH       SOLE          710,000
 BANK OF NEW YORK MELLON     COM       064058100  17,823      403,775   SH       SOLE          403,775
 BANKATLANTIC BANCORP        CL A      065908501   7,630      880,000   SH       SOLE          880,000
 BEA SYSTEMS INC.            COM       073325102  11,096      800,000   SH       SOLE          800,000
 BJ WHOLESALE CLUB           COM       05548J106  13,761      415,000   SH       SOLE          415,000
 BRISTOL MYERS SQUIBB        COM       110122108   9,943      345,000   SH       SOLE          345,000
 BROADCOM CORP               COM       111320107  14,576      400,000   SH       SOLE          400,000
 BUNGE LTD.                  COM       G16962105  14,291      133,000   SH       SOLE          133,000
 CINTAS CORP.                COM       172908105  11,130      300,000   SH       SOLE          300,000
 CISCO SYSTEMS               COM       17275R102  28,144      850,000   SH       SOLE          850,000
 COMCAST CORP.               CL A      20030N101  12,694      525,000   SH       SOLE          525,000
 CONOCOPHILLIPS              COM       20825C104  30,281      345,000   SH       SOLE          345,000
 CORNING INC                 COM       219350105  12,325      500,000   SH       SOLE          500,000
 CURTISS-WRIGHT CORP         COM       231561101  17,100      360,000   SH       SOLE          360,000
 CVS/CAREMARK CORPORATION    COM       126650100   8,273      208,750   SH       SOLE          208,750
 DEAN FOODS                  COM       242370104   8,697      340,000   SH       SOLE          340,000
 DEL MONTE FOODS             COM       24522P103  13,650     1,300,000  SH       SOLE         1,300,000
 DELL INC.                   COM       24702R101  16,146      585,000   SH       SOLE          585,000
 DUKE ENERGY CORP.           COM       26441C105  11,430      611,560   SH       SOLE          611,560
 DUPONT EI DE NEMOURS        COM       263534109  17,842      360,000   SH       SOLE          360,000
 EMERSON ELECTRIC            COM       291011104  21,288      400,000   SH       SOLE          400,000
 ENSCO INTERNATIONAL, INC    COM       26874Q100  11,733      209,150   SH       SOLE          209,150
 EXXON MOBIL CORP.           COM       30231G102  19,900      215,000   SH       SOLE          215,000
 FIFTH THIRD BANC            COM       316773100   9,486      280,000   SH       SOLE          280,000
 GANNETT INC.                COM       364730101   4,916      112,500   SH       SOLE          112,500
 GENENTECH, INC              COM       368710406  17,164      220,000   SH       SOLE          220,000
 GENERAL ELECTRIC CO.        COM       369604103  58,829     1,421,000  SH       SOLE         1,421,000
 HARLEY DAVIDSON             COM       412822108   5,545      120,000   SH       SOLE          120,000
 ILLINOIS TOOL WORKS         COM       452308109  14,910      250,000   SH       SOLE          250,000
 INTEL CORP                  COM       458140100  20,688      800,000   SH       SOLE          800,000
 JOHNSON & JOHNSON           COM       478160104  16,753      255,000   SH       SOLE          255,000
 LOWE'S COS INC.             COM       548661107  16,111      575,000   SH       SOLE          575,000
 LUBRIZOL CORP               COM       549271104  13,012      200,000   SH       SOLE          200,000
 MARATHON OIL CO.            COM       565849106  13,685      240,000   SH       SOLE          240,000
 MASCO CORP                  COM       574599106  10,426      450,000   SH       SOLE          450,000
 MDU RESOURCES GROUP, INC    COM       552690109  15,660      562,500   SH       SOLE          562,500
 MEDTRONIC INC.              COM       585055106  17,487      310,000   SH       SOLE          310,000
 MICROSOFT CORP              COM       594918104  34,763     1,180,000  SH       SOLE         1,180,000
 MORGAN STANLEY CO.          COM       617446448  11,340      180,000   SH       SOLE          180,000
 MURPHY OIL CORP.            COM       626717102   2,691       38,500   SH       SOLE          38,500
 NEWELL RUBBERMAID INC.      COM       651229106  11,528      400,000   SH       SOLE          400,000
 NORTHEAST UTILITIES         COM       664397106   5,143      180,000   SH       SOLE          180,000
 ORACLE CORP                 COM       68389X105  23,815     1,100,000  SH       SOLE         1,100,000
 OSHKOSH TRUCK CORP.         COM       688239201  16,732      270,000   SH       SOLE          270,000
 PEPSI CO. INC.              COM       713448108  29,304      400,000   SH       SOLE          400,000
 PETROLEUM & RESOURCES CO    COM       716549100  88,214     2,186,774  SH       SOLE         2,186,774
 PFIZER INC                  COM       717081103  27,362     1,120,000  SH       SOLE         1,120,000
 PNC FINANCIAL SERVICES G    COM       693475105  13,620      200,000   SH       SOLE          200,000
 PROCTER & GAMBLE COMPANY    COM       742718109  23,916      340,000   SH       SOLE          340,000
 PROSPERITY BANCSHARES IN    COM       743606105   6,632      200,000   SH       SOLE          200,000
 ROHM & HAAS CO.             COM       775371107  22,268      400,000   SH       SOLE          400,000
 RYLAND GROUP INC.           COM       783764103   7,361      343,500   SH       SOLE          343,500
 SAFEWAY, INC                COM       786514208  12,913      390,000   SH       SOLE          390,000
 SCHLUMBERGER LTD            COM       806857108  39,900      380,000   SH       SOLE          380,000
 SENOMYX INC.                COM       81724Q107   6,860      560,000   SH       SOLE          560,000
 SPECTRA ENERGY CORP.        COM       847560109   7,485      305,780   SH       SOLE          305,780
 SPIRIT AEROSYSTEMS HOLDI    COM       848574109  15,576      400,000   SH       SOLE          400,000
 STATE STREET CORP.          COM       857477103  22,077      323,895   SH       SOLE          323,895
 TARGET CORP.                COM       87612E106  18,435      290,000   SH       SOLE          290,000
 TEVA PHARMACEUTICAL INDU    COM       881624209  17,121      385,000   SH       SOLE          385,000
 THE COCA-COLA CO.           COM       191216100  11,494      200,000   SH       SOLE          200,000
 UNILEVER PLC ADR        SPON ADR NEW  904767704  17,418      550,000   SH       SOLE          550,000
 UNITED PARCEL SERVICES,   COM CL B    911312106  11,641      155,000   SH       SOLE          155,000
 UNITED TECHNOLOGIES         COM       913017109  24,144      300,000   SH       SOLE          300,000
 WACHOVIA CORP.              COM       929903102  26,078      520,000   SH       SOLE          520,000
 WELLS FARGO COMPANY         COM       949746101  23,153      650,000   SH       SOLE          650,000
 WILMINGTON TRUST CORP.      COM       971807102  14,121      363,000   SH       SOLE          363,000
 WINDSTREAM CORP             COM       97381W104   4,380      310,178   SH       SOLE          310,178
 WYETH COMPANY               COM       983024100  14,479      325,000   SH       SOLE          325,000
 ZIMMER HLDGS INC.           COM       98956P102  10,124      125,000   SH       SOLE          125,000
                                                 1,393,680